Staff Cost - Summary of Staff Costs Recognized in the Statement of Profit and Loss (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of employee compensation costs [line items]
Total costs	€ 51,307	€ 31,107	€ 23,571
Research and development expenses [member]
Disclosure of employee compensation costs [line items]
Total costs	34,146	21,845	115,829
General and administrative expense [member]
Disclosure of employee compensation costs [line items]
Total costs	€ 17,161	€ 9,262	€ 7,742